INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Uncertain tax position, interest expense	$ 14	$ 14	$ 4
Accrued interest liability related to uncertain tax positions		33	32
Operating loss carryforwards		40,108
Statutory tax rate	25.00%	25.00%	24.00%	25.00%
Foreign Tax Authority [Member]
Income Tax [Line Items]
Net operating losses, carryforward expiration dates		2026
Operating loss carryforwards		$ 845